SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL [Abstract]
Schedule of Stock Option Activity
	Year ended December 31
	2015		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	137,855	2.64	204,931	2.06	128,952	4.12
Granted	500,530	5.80	36,765	1.86	152,949	0.72
Exercised	(65,411)	3.10	(100,441)	0.82	(6,000)	0.85
Canceled and forfeited	(85,542)	6.64	(3,400)	13.00	(70,970)	5.74
Outstanding at end of year	487,432	5.12	137,855	2.64	204,931	2.06
Exercisable at end of year	95,709	4.81	44,618	5.90	78,457	4.25

Schedule of Stock-Based Compensation Charge
	Year ended December 31,
	2015	2014	2013
	$	$	$

Cost of revenues	264	-	-
Research and development expenses	311	35	20
Selling and marketing expenses	249	-	-
General and administrative expenses	705	138	12

	1,529	173	32

Schedule of Options Outstanding and Exercisable
Range of exercise price	Options outstanding as of December 31, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2015	Weighted average exercise price	Aggregate intrinsic value
$			$	$		$	$
0.00-0.85	97,512	6.61	0.68	442,471	38,687	0.67	175,906
3.00-5.00	237,648	3.04	4.40	195,626	28,000	4.31	25,395
7.00-10.00	145,000	4.09	8.57	-	21,750	7.92	-
18.75-22.00	7,272	1.33	19.43	-	7,272	19.43	-
	487,432	4.04	5.12	638,097	95,709	4.81	201,301

Schedule of Nonvested Option Activity
	Options	Weighted– average grant-date fair value

Non-vested at January 1, 2015	93,237	1.58
Granted	500,530	7.94
Vested	(128,294)	6.35
Forfeited	(81,000)	7.62
Non-vested at December 31, 2015	384,473	6.95

Schedule of Warrant Activity
	Year ended December 31,
	2015		2014		2013
	Number of warrants (*)	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	4,000	20.00	4,000	20.00	864,590	0.55
Granted	48,055	0.38	-	-	0	0
Exercised	(48,055)	0.38	-	-	(844,353)	0.16
Canceled and forfeited	-	-	-	-	(16,237)	16.96
Outstanding at end of year	4,000	20.00	4,000	20.00	4,000	20.00
Exercisable at end of year	4,000	20.00	4,000	20.00	4,000	20.00

(*)	The weighted average remaining contractual life (years) is 0.99. The fair value of the warrants granted amounts to $503.